Income Taxes - Summary of Composition of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of Deferred Tax Assets and Liabilities [Abstract]
Tax loss carryforwards	$ 33,036	$ 25,717
Allowance for credit expected losses	4,161	462
Royalties	533	69
Provisions and other assets	22,978	11,319
Property and equipment	268	(438)
Intangible assets	(9,377)
Others	4,058	(429)
Total deferred tax assets, net before valuation allowance	55,657	36,700
Less valuation allowance	(9,026)	(11,349)	$ (18,007)	$ (42,584)
Total deferred tax assets, net after valuation allowance	$ 46,631	$ 25,351